Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash consideration		$ 547,182	$ 51,994
Goodwill		289,746	40,006
Goodwill		1,179,825	886,086	$ 843,362
Roofing Corp of America [Member]
Accounts receivable		83,943
Other current assets		26,362
Non-current assets		22,871
Accounts payable		(30,531)
Accrued liabilities		(14,171)
Other current liabilities		(13,364)
Non-current liabilities		(5,491)
Deferred tax liabilities		(5,062)
Redeemable non-controlling interest		(46,255)
Business acquisition total		18,302
Cash consideration		445,160
Less: cash acquired		(19,883)
Acquisition date fair value of contingent consideration		21,902
Total purchase consideration		447,179
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	234,770
Goodwill		194,107
All Other Acquisitions [Member]
Accounts receivable		27,919
Other current assets		5,089
Non-current assets		6,581
Accounts payable		(13,826)
Accrued liabilities		(4,592)
Other current liabilities		(5,507)
Non-current liabilities		(3,378)
Deferred tax liabilities		(14,243)
Redeemable non-controlling interest		(17,604)
Business acquisition total		(19,561)
Cash consideration	[2]	146,265
Less: cash acquired		(9,735)
Acquisition date fair value of contingent consideration		10,669
Total purchase consideration		147,199
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		71,121
Goodwill		95,639
Acquisition 2023 [Member]
Accounts receivable		111,862
Other current assets		31,451
Non-current assets		29,452
Accounts payable		(44,357)
Accrued liabilities		(18,763)
Other current liabilities		(18,871)
Non-current liabilities		(8,869)
Deferred tax liabilities		(19,305)
Redeemable non-controlling interest		(63,859)
Business acquisition total		(1,259)
Cash consideration		591,425
Less: cash acquired		(29,618)
Acquisition date fair value of contingent consideration		32,571
Total purchase consideration		594,378
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		305,891
Goodwill		$ 289,746
Acquisitions 2022 [Member]
Accounts receivable			11,478
Other current assets			11,764
Non-current assets			7,848
Accounts payable			(3,877)
Accrued liabilities			(3,305)
Other current liabilities			(7,114)
Non-current liabilities			(3,804)
Deferred tax liabilities			(2,008)
Redeemable non-controlling interest			(18,262)
Business acquisition total			(7,280)
Cash consideration			51,994
Less: cash acquired			(8,318)
Acquisition date fair value of contingent consideration			8,933
Total purchase consideration			60,927
Acquired intangible assets			28,201
Goodwill			$ 40,006

[1]	Intangible assets for Roofing Corp include $212,890 of customer relationships and $21,880 of trademarks.
[2]	Included in the other amount is $14,625 paid in escrow just prior to December 31, 2022.